Finance debt	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Finance debt	Finance debt

						$ million
			2022			2021
	Current	Non-current	Total	Current	Non-current	Total
Borrowings	3,198	43,746	46,944	5,557	55,619	61,176
The main elements of current borrowings are the current portion of long-term borrowings that is due to be repaid in the next 12 months of $2,297 million (2021 $3,366 million) and issued commercial paper of $725 million (2021 $2,163 million). Finance debt does not include accrued interest of $409 million (2021 $484 million), which is reported within other payables. As part of actively managing its debt portfolio, during the year the group bought back $7.4 billion (2021 $11.0 billion equivalent) of finance debt consisting entirely of US dollar bonds. Derivatives associated with non-US dollar debt bought back in 2021 were also terminated. These transactions have no significant impact on net debt or gearing.
The following table shows the weighted-average interest rates achieved through a combination of borrowings and derivative financial instruments entered into to manage interest rate and currency exposures.

		Fixed rate debt		Floating rate debt		Total
	Weighted average interest rate %	Weighted average time for which rate is fixed Years	Amount $ million	Weighted average interest rate %	Amount $ million	Amount $ million
						2022
US dollar	3	14	28,651	6	18,105	46,756
Other currencies	6	8	188	—	—	188
			28,839		18,105	46,944

						2021
US dollar	3	12	35,891	2	25,074	60,965
Other currencies	6	9	188	1	23	211
			36,079		25,097	61,176
Fair values
The estimated fair value of finance debt is shown in the table below together with the carrying amount as reflected in the balance sheet.
Long-term borrowings in the table below include the portion of debt that matures in the 12 months from 31 December 2022, whereas in the group balance sheet the amount is reported within current finance debt.
The carrying amount of the group’s short-term borrowings, comprising mainly of commercial paper, approximates their fair value. The fair values of the significant majority of the group’s long-term borrowings are determined using quoted prices in active markets, and so fall within level 1 of the fair value hierarchy. Where quoted prices are not available, quoted prices for similar instruments in active markets are used and such measurements are therefore categorized in level 2 of the fair value hierarchy.

				$ million
		2022		2021
	Fair value	Carrying amount	Fair value	Carrying amount
Short-term borrowings	901	901	2,191	2,191
Long-term borrowings	41,689	46,043	60,755	58,985
Total finance debt	42,590	46,944	62,946	61,176